RESEARCH AND DEVELOPMENT	12 Months Ended
Sep. 30, 2022
Research And Development [Abstract]
RESEARCH AND DEVELOPMENT [Text Block]

10. RESEARCH AND DEVELOPMENT

Research and development expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	For the year ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Laboratory costs (see Note 11)	146,649	82,871	25,874
Novel drug development	8,557,000	3,638,910	110,029
Patents and related payments	73,645	513,302	13,895
Salary and subcontractors	2,631,884	1,369,769	43,754
Share-based compensation (see Note 6)	771,760	709,136	161,300
	12,180,938	6,313,988	354,852